INVENTORY (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORY [Abstract]
Mobile devices	$ 1,831	$ 13,125
Others		96
Inventory impairment		(86)
Total	$ 1,831	$ 13,135